Taxes on income (Details) - Schedule of theoretical tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of theoretical tax [Abstract]
Loss before taxation	$ (16,955)	$ (7,228)	$ (4,575)
Theoretical tax credit at applicable statutory rate for 2021 and 2020: 23%	(3,900)	(1,662)	(1,052)
Non-allowable expenses	(2,070)	4,733	3,305
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(1,830)	(3,071)	(2,253)
Income tax benefit